ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                         LAW AND REGUALTION DEPARTMENT
                             3100 Sanders Road, J5B
                           Northbrook, Illinois 60062

Allen R. Reed                                           DIRECT DIAL 847 402-7085
ASSOCIATE COUNSEL                                       FACSIMILE 847 402-3781

                                                        May 4, 2004


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Allstate Life of New York Separate Account A ("Registrant") Post-Effective Amendment No.6 to Form N-4 Registration Statement Files Nos. 333-94785 and 811-07467
         CIK No. 0000839759
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 19, 2004.

Please direct any questions or comments to me at the number above.

Sincerely,


/s/ ALLEN R. REED
Allen R. Reed